Monroe Capital Income Plus ABS Funding, LLC. Report to: Monroe Capital Income Plus ABS Funding, LLC 14 June 2023

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants
  on Applying Agreed-Upon Procedures

Monroe Capital Income Plus ABS Funding, LLC
c/o The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801

Re: Monroe Capital Income Plus ABS Funding, LLC

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the addressee of this report, Monroe Capital BDC Advisors, LLC (the “Collateral Manager”) and Jefferies LLC (“Jefferies” and, collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to Monroe Capital Income Plus ABS Funding, LLC’s (the “Issuer” or “Engaging Party”) portfolio of middle market loans, broadly syndicated loans, recurring revenue loans and participation interests therein (the “Collateral Obligations”) on an electronic data file and related decodes prepared by Jefferies pursuant to the Governing Documents (as defined herein). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. No other party acknowledged the appropriateness of the procedures. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. We make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Governing Documents (as defined herein).

The procedures performed and our associated findings are included in Attachment A.

A member firm of Ernst & Young Global Limited

For the purpose of the procedures described in this report, Jefferies, on behalf of the Issuer, provided us with the following information:
i.
An electronic data file labeled as “Monroe Capital Income Plus ABS Upsize - Loan Tape 5.25.23 vEY.xlsx” and related decodes (the “Data File”) that contains information related to the 25 May 2023 (the “Pricing Cut-off Date”) on 67 Collateral Obligations and 3 additional hypothetical loans which are identified as “Hypo ARR Deal #1”, “Hypo ARR Deal #2” and “Hypo ARR Deal #3”, under the “Issuer” column in the Data File (the “Hypothetical Collateral Obligations” and, together with the Collateral Obligations, the “Planned Collateral Obligations”),

ii.	A copy of the original indenture dated 7 April 2022 (the “Original Indenture”) between the Issuer and U.S. Bank Trust Company, National Association (the “Trustee”),
iii.	A copy of the original offering circular dated 6 April 2022 (the “Original Offering Circular” and, together with the Original Indenture the “Original Governing Documents”) and
iv.	A copy of a preliminary offering circular dated 9 June 2023 (the “Preliminary Offering Circular” and, collectively with the Original Governing Documents, the “Governing Documents”).

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, provided us with the following information:
a.
An electronic data file labeled as “Monroe Capital Income Plus ABS Upsize Loan Tape - 5.25.23 Selection and Stats vclean.xlsx” (the “Loan Tape”) which the Collateral Manager indicated was internally generated from their books and records and contains certain loan level information for the Collateral Obligations as of the Pricing Cut-Off Date,

b.
Copies of certain Collateral Obligations’ asset monitoring reports which the Collateral Manager indicated were internally generated from their books and records and contain certain loan level information for such Collateral Obligations as well as certain financial information of the obligors of such Collateral Obligations (each, an “Asset Monitoring Report”),

c.
A copy of a certain Collateral Obligation’s internally generated acquisition memorandum containing certain financial information of the obligor for the Collateral Obligation (the “Acquisition Memorandum”),

d.
Copies of certain Collateral Obligations’ internally generated closing memoranda which the Collateral Manager indicated contain certain loan level information for such Collateral Obligations as well as certain financial information of the obligors for certain Collateral Obligations (each, a “Closing Memorandum”),

e.	Copies of final credit agreements and amendments or supplements thereto (each, a “Credit Agreement”) for the Sample Collateral Obligations (as defined herein),
f.	Copies of certain Collateral Obligations’ rate set notices (each, a “Rate Set Notice”) for the Sample Collateral Obligations (as defined herein),
g.	Copies of financial statement reports (each, a “Financial Statement”) for the obligors of the Sample Collateral Obligations (as defined herein) and
h.	Instructions, assumptions and methodologies (the “Assumptions”), which are shown on the attached Exhibit 1 of Attachment A.

The information provided by Jefferies and the Collateral Manager, each on behalf of the Issuer, is collectively referred to herein as the “Source Documents”.

A member firm of Ernst & Young Global Limited

The procedures in Attachment A were limited to comparing certain information that is further described in Attachment A. We performed no procedures on any other information on the Data File and Pricing Date Data File (as defined on Attachment A). The Issuer is responsible for the information contained in the Data File, Pricing Date Data File (as defined on Attachment A), Source Documents, Exhibit 1 to Attachment A and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data File or Pricing Date Data File (as defined on Attachment A). We have not verified and we make no representations as to the accuracy, completeness or reasonableness of the Source Documents, or any other information obtained or provided to us. We make no representations and express no opinion or conclusion as to: (a) the existence of the Planned Collateral Obligations, (b) questions of legal or tax interpretation,  (c) the appropriateness of the requirements of the Governing Documents, (d) the accuracy, completeness or reasonableness of the assumptions and methodologies set forth in the Governing Documents, (e) the accuracy, completeness or reasonableness of the information provided to us by the Jefferies, on behalf of the Issuer or (f) the accuracy, completeness or reasonableness of the information provided to us by the Collateral Manager, on behalf of the Issuer.

This report does not constitute a legal determination as to the Issuer’s compliance with the Governing Documents specified requirements. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA, on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization or
b.	Making any findings with respect to:
i.	Whether the origination of the Planned Collateral Obligations conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Planned Collateral Obligations,
iii.	Whether the originator of the Planned Collateral Obligations complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Planned Collateral Obligations that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be, and should not be, used by anyone other than these Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and credit rating agencies, who are not identified in this report as Specified Parties.
/s/ Ernst & Young LLP
14 June 2023

A member firm of Ernst & Young Global Limited

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this Attachment A, the Original Indenture relates to the issuance of the Issuer’s Class A Senior Secured Notes (the “Existing Class A Notes”), Class B Senior Secured Notes (the “Existing Class B Notes”), Class C Senior Secured Notes (the “Existing Class C Notes” and, collectively with the Existing Class A Notes and the Existing Class B Notes, the “Existing Secured Notes”) and Subordinated Notes (the “Subordinated Notes” and, together with the Existing Secured Notes, the “Existing Notes”). In addition to the Existing Notes, the Preliminary Offering Circular relates to the offering of additional notes consisting of Class A-1 Senior Secured Notes (the “Additional Class A Notes”) and Class B-1 Senior Secured Notes (the “Additional Class B Notes” and, together with the Additional Class A Notes, the “Additional Secured Notes” or “Upsize Notes” and, collectively with the Existing Secured Notes, the “Secured Notes” and together with the Subordinated Notes, the “Notes”).

The Collateral Manager, on behalf of the Issuer, indicated that the Planned Collateral Obligations on the Pricing Date Data File (as defined herein) represent the Collateral Obligations and the anticipated Principal Balance for each Collateral Obligation that the Issuer is expected to own or acquire by the Upsize Date (as defined in the Preliminary Offering Circular). Furthermore, the Collateral Manager, on behalf of the Issuer, indicated that the Collateral Obligations ultimately owned or acquired on the Upsize Date (as defined in the Preliminary Offering Circular) may not include all the Planned Collateral Obligations listed on the Pricing Date Data File (as defined herein) and may include other Collateral Obligations acquired after the Pricing Cut-off Date (as defined herein). The procedures we performed were limited to comparing certain information on the Collateral Obligations on the Pricing Date Data File (as defined herein) and no procedures were performed on the Hypothetical Collateral Obligations.

A member firm of Ernst & Young Global Limited

Attachment A Page 2 of 6

Procedures we performed and our associated findings

The procedures we performed and our associated findings were as follows:

1.
We obtained from Jefferies, on behalf of the Issuer, the Data File containing information on the Planned Collateral Obligations as of the Pricing Cut-off Date. We compared the Characteristics (as defined herein) and Sample Characteristics (as defined herein) indicated below, as shown on the Data File, for the corresponding Collateral Obligations as indicated below, to the corresponding information on the Source Documents, Data Sources (as defined herein) and Additional Data Sources (as defined herein) as indicated below and Jefferies adjusted the information on the Data File to correct for differences we noted in performing the procedures described below, subject to any qualifications and exceptions stated in the Assumptions on Exhibit 1 to Attachment A. The Data File, as so adjusted, is herein referred to as the “Pricing Date Data File.”

2.
The Issuer provided a sample of three Collateral Obligations as shown in the Pricing Date Data File (each, a “Sample Collateral Obligation”), on which to perform the procedures as indicated in Item 5. below. The resulting Sample Collateral Obligations, as identified on the Pricing Date Data File, are:

Sample Collateral Obligations
[REDACTED]
[REDACTED]
[REDACTED]

3.
For each Collateral Obligation included in the Pricing Date Data File, we compared the following characteristics, if applicable, (the “Characteristics”) listed in the table below, and as shown on the Pricing Date Data File, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using certain Assumptions on Exhibit 1 to Attachment A and the following data sources (each, a “Data Source”), as applicable: (a) the Loan Tape, (b) Asset Monitoring Reports, (c) Closing Memoranda and (d) the Acquisition Memorandum. Where more than one Data Source is listed for a Characteristic, the Issuer instructed us to note agreement if the value on the Pricing Date Data File for the Characteristic agreed with the corresponding information on at least one of the Data Sources that are listed for such Characteristic. We performed no procedures to reconcile any differences that may exist between various Data Sources for any of the Characteristics.

Characteristics	Data Sources
Issuer (labeled as “Issuer” on the Pricing Date Data File)	Asset Monitoring Reports, Business Presentations, Closing Memos
Lien Position (labeled as “Lien Position” on the Pricing Date Data File)	Asset Monitoring Reports, Business Presentations, Closing Memos, Internal System Screenshots
Recurring Revenue Loan (y/n) (labeled as “RRL” on the Pricing Date Data File)	Asset Monitoring Reports. Business Presentations
Maturity Date (labeled as “Maturity” on the Pricing Date Data File)	Asset Monitoring Reports, Business Presentations, Closing Memos
Country (labeled as “Country” on the Pricing Date Data File)	Asset Monitoring Reports, Business Presentations

A member firm of Ernst & Young Global Limited

Attachment A Page 3 of 6

3. (continued)

Characteristics (continued)	Data Sources (continued)
Industry (labeled as “Industry” on the Pricing Date Data File	Loan Tape, Asset Monitoring Reports

Coupon Type (labeled as “Coupon Type” on the Pricing Date Data File)	Loan Tape

Spread (labeled as “Spread” on the Pricing Date Data File)	Loan Tape

Floor Rate (labeled as “Floor” on the Pricing Date Data File)	Loan Tape

PIK Spread (labeled as “PIK %” on the Pricing Date Data File)	Loan Tape

Payment frequency (labeled as “Frequency” on the Pricing Date Data File)	Loan Tape

Covenants (y/n) (labeled as “Covenants” on the Pricing Date Data File)	Loan Tape

Monroe Rating (labeled as “Monroe Rating” on the Pricing Date Data File)	Loan Tape

Current LTV (labeled as “Current LTV” on the Pricing Date Data File)	Loan Tape

As of Date for Financials (labeled as “As of Date for Financials” on the Pricing Date Data File)	Loan Tape

Senior Indebtedness (labeled as “Current Senior Indebtedness ($MMs)” on the Pricing Date Data File)	Loan Tape

Total Indebtedness (labeled as “Current Total Indebtedness ($MMs)” on the Pricing Date Data File)	Loan Tape

LTM Adjusted 1st Lien EBITDA Debt Multiple (current)
(labeled as “LTM Adj 1st Lien EBITDA Debt Mult (current)” for Collateral Obligations that are not Recurring Revenue Loans on the Pricing Date Data File)
Loan Tape

LTM Adjusted 1st Lien RR Debt Multiple (current) (labeled as “LTM Adj 1st Lien RR Debt Mult (current)” for Collateral Obligations that are Recurring Revenue Loans on the Pricing Date Data File)	Loan Tape

A member firm of Ernst & Young Global Limited

Attachment A Page 4 of 6

3. (continued)

Characteristics (continued)	Data Sources (continued)
LTM EBITDA Adjusted (labeled as “LTM EBITDA Adj” for Collateral Obligations that are not Recurring Revenue Loans on the Pricing Date Data File)	Loan Tape

LTM Recurring Revenue (labeled as “LTM Recurring Revenue” for Collateral Obligations that are Recurring Revenue Loans on the Pricing Date Data File)	Loan Tape

All Characteristics were in agreement.

In performing this procedure, we were instructed by the Issuer to ignore differences that appeared to be due to abbreviation, truncation or punctuation or differences that are within (i) +/- $100.00 or less, (ii) +/- 0.1x or less, (iii) +/‑ 0.01% or less or (iv) +/‑ 30 days or less.

4.
For each Collateral Obligation included in the Pricing Date Data File, we compared the Principal Balance (labeled as “Final Upsize Principal Balance” in the Pricing Date Data File) by obligor (labeled as “Issuer” in the Pricing Date Data File) to the corresponding balance as shown on the Loan Tape and noted that the Principal Balance for each Collateral Obligation included in the Pricing Date Data File was in agreement with the corresponding aggregate balance on the Loan Tape. In performing this procedure, we were instructed by the Issuer to ignore differences of +/- $1.00 or less for each Collateral Obligation’s aggregated balance and in the aggregate for all Collateral Obligations.

5.
For each Sample Collateral Obligation included in the Pricing Date Data File, we compared the following characteristics, if applicable, (the “Sample Characteristics”) listed in the table below, and as shown on the Pricing Date Data File, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using certain Assumptions on Exhibit 1 to Attachment A, information on the Pricing Date Data File and the following data sources (each, an “Additional Data Source”), as applicable: (a) Credit Agreements, (b) Rate Set Notices and (c) Financial Statements. Where more than one Additional Data Source is listed for a Sample Characteristic, the Issuer instructed us to note agreement if the value on the Pricing Date Data File for the Sample Characteristic agreed with the corresponding information on at least one of the Additional Data Sources that are listed for such Sample Characteristic. We performed no procedures to reconcile any differences that may exist between various Additional Data Sources to the Data Sources for any of the Sample Characteristics for any of the Sample Collateral Obligations.

Sample Characteristics	Additional Data Sources
Issuer (labeled as “Issuer” on the Pricing Date Data File)	Credit Agreements

Lien Position (labeled as “Lien Position” on the Pricing Date Data File)	Credit Agreements

Recurring Revenue Loan (y/n) (labeled as “RRL” on the Pricing Date Data File)	Credit Agreements

Maturity Date (labeled as “Maturity” on the Pricing Date Data File)	Credit Agreements

A member firm of Ernst & Young Global Limited

Attachment A Page 5 of 6

5. (continued)

Sample Characteristics (continued)	Additional Data Sources (continued)
Country (labeled as “Country” on the Pricing Date Data File)	Credit Agreements

Coupon Type (labeled as “Coupon Type” on the Pricing Date Data File)	Credit Agreements

Spread (labeled as “Spread” on the Pricing Date Data File)	Rate Set Notices

Floor Rate (labeled as “Floor” on the Pricing Date Data File)	Credit Agreements

PIK Spread (labeled as “PIK %” on the Pricing Date Data File)	Credit Agreements

Covenants (y/n) (labeled as “Covenants” on the Pricing Date Data File)	Credit Agreements

Current LTV (labeled as “Current LTV” on the Pricing Date Data File)	Financial Statements

As of Date for Financials (labeled as “As of Date for Financials” on the Pricing Date Data File)	Financial Statements

Senior Indebtedness (labeled as “Current Senior Indebtedness ($MMs)” on the Pricing Date Data File)	Financial Statements

Total Indebtedness (labeled as “Current Total Indebtedness ($MMs)” on the Pricing Date Data File)	Financial Statements

LTM Adjusted 1st Lien EBITDA Debt Multiple (current)
(labeled as “LTM Adj 1st Lien EBITDA Debt Mult (current)” for Collateral Obligations that are not Recurring Revenue Loans on the Pricing Date Data File)
Financial Statements

LTM Adjusted 1st Lien RR Debt Multiple (current) (labeled as “LTM Adj 1st Lien RR Debt Mult (current)” for the Collateral Obligation that is a Recurring Revenue Loan on the Pricing Date Data File)	Financial Statements

LTM EBITDA Adjusted (labeled as “LTM EBITDA Adj” for Collateral Obligations that are not Recurring Revenue Loans on the Pricing Date Data File)	Financial Statements

LTM Recurring Revenue (labeled as “LTM Recurring Revenue” for the Collateral Obligation that is a Recurring Revenue Loan on the Pricing Date Data File)	Financial Statements

All Sample Characteristics were in agreement.

A member firm of Ernst & Young Global Limited

Attachment A Page 6 of 6

5. (continued)

In performing this procedure, we were instructed by the Issuer to ignore differences that appeared to be due to abbreviation, truncation or punctuation or differences that are within (i) +/- $100.00 or less, (ii) +/- 0.1x or less, (iii) +/‑ 0.01% or less or (iv) +/‑ 30 days or less.

We performed no other procedures on any other information on the Pricing Date Data File.

A member firm of Ernst & Young Global Limited

Exhibit 1 to Attachment A

Assumptions

(refer to Items 1., 3. and 5.)

1.
For the purpose of comparing the “Issuer” Characteristic and the “Issuer” Sample Characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use either the obligor, the parent company of the obligor or a co‑borrower with the obligor.

2.
For the purpose of comparing the “Senior Indebtedness”, “Total Indebtedness”, “LTM EBITDA Adjusted” and “LTM Recurring Revenue” Characteristics and Sample Characteristics, the Collateral Manager, on behalf of the Issuer, indicated that the corresponding values shown on the Financial Statements are shown in thousands (‘000s) for all Collateral Obligations.